Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Cost of revenue related to inventories	$ 139.0	$ 169.2	$ 195.6
Inventory impairment losses	4.4	2.5	3.0
Unallocated production overhead material	$ 5.3	$ 2.9	$ 3.2